Improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Line Items]
Summary of Improvements to Concession Assets

As of December 31, 2015, 2016 and 2017, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2015		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2015
Investment:
Improvements to concession assets	Ps.	7,019,188	Ps.	2,278,944	Ps.	—	Ps.	368,575	Ps.	242,677	Ps.	9,909,384
Construction in-progress		203,950		609,743		—		(368,575)		806		445,924
Total investment		7,223,138		2,888,687		—		—		243,483		10,355,308
Accumulated amortization		(2,074,707)		(934,177)		—		—		(52,106)		(3,060,990)
Net amounts	Ps.	5,148,431	Ps.	1,954,510	Ps.	—	Ps.	—	Ps.	191,377	Ps.	7,294,318

	Balance as of January 1, 2016		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2016
Investment:
Improvements to concession assets	Ps.	9,909,384	Ps.	331,044	Ps.	(436)	Ps.	147,806	Ps.	514,870	Ps.	10,902,668
Construction in-progress		445,924		1,400,942		—		(147,806)		8,682		1,707,742
Total investment		10,355,308		1,731,986		(436)		—		523,552		12,610,410
Accumulated amortization		(3,060,990)		(510,747)		68		—		(126,197)		(3,697,866)
Net amounts	Ps.	7,294,318	Ps.	1,221,239	Ps.	(368)	Ps.	—	Ps.	397,355	Ps.	8,912,544

	Balance as of January 1, 2017		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2017
Investment:
Improvements to concession assets	Ps.	10,902,668	Ps.	304,042	Ps.	(30,212)	Ps.	746,710	Ps.	(143,440)	Ps.	11,779,768
Construction in-progress		1,707,742		1,417,156		—		(746,710)		(1,705)		2,376,483
Total investment		12,610,410		1,721,198		(30,212)		—		(145,145)		14,156,251
Accumulated amortization		(3,697,866)		(552,059)		6,715		—		30,981		(4,212,229)
Net amounts	Ps.	8,912,544	Ps.	1,169,139	Ps.	(23,497)	Ps.	—	Ps.	(114,164)	Ps.	9,944,022

Summary of the Net Amounts of Improvements to Concession Assets

At December 31, 2015, 2016 and 2017, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2015		December 31, 2016		December 31, 2017
Net amounts:
Improvements to concession assets	Ps.	6,848,394	Ps.	7,204,802	Ps.	7,567,539
Construction in-progress		445,924		1,707,742		2,376,483
Total amounts	Ps.	7,294,318	Ps.	8,912,544	Ps.	9,944,022

Spanish Company D C A
Disclosure Of Service Concession Arrangements [Line Items]
Summary of Fair Value of Assets Acquired by Business Acquisition at Acquisition Date

Additions for investment and amortization of improvements to concession assets in 2015 include assets acquired as of April 1, 2015 by business combination, whose fair value at the acquisition date is shown below:

	Investment		Amortization		Net amounts
Improvements to concession assets	Ps.	2,264,602	Ps.	(462,719)	Ps.	1,801,883
Construction in-progress		7,523		—		7,523
Total	Ps.	2,272,125	Ps.	(462,719)	Ps.	1,809,406